Liquidity and Going Concern	12 Months Ended
Jul. 31, 2021
Going Concern Disclosure [Abstract]
LIQUIDITY and GOING CONCERN

NOTE 2 – LIQUIDITY and GOING CONCERN

For the years ended July 31, 2021, 2020 and 2019, the Company reported a net income (loss) from continuing operations of approximately $(2.4) million, $(6.3) million and $0.4 million, respectively, and operating cash outflows from continuing operations of approximately $2.5 million, $5.2 million and $3.0 million.

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flow in the future to support its operating and capital expenditure commitments.

As of July 31, 2021, the Company had cash of $5.6 million and short-term investment in trading securities of $1.0 million, which are highly liquid at the Company’s discretion. On the other hand, the Company had current liabilities of $1.3 million. The Company also had $2.3 million receivable from buyers of LGC in connection with the disposal of LGC. If we fail to collect the amount due from buyers of LGC, we may incur significant bad debt in the near future. In addition, due to the recent intense relationship between the U.S. and China, which has become more fragile as a result of the outbreak and spread of COVID-19, plus the tightening of U.S. legislation and public listing rules to curb some small Chinese companies to access the U.S. capital markets, an increasing number of Chinese companies are putting off or slowing down their plans for U.S. listings due to these uncertainties. Also, the PRC government has recently stated that it plans to propose new rules that would ban companies with large amounts of sensitive consumer data from going public in the U.S. which could deter PRC technology firms to list abroad. The PRC government has primarily focused on firms in the internet, telecommunications and education industry from listing abroad due to political or national-security concerns. As a result of these statements, this position by the PRC government could adversely affect our business consulting services which assist PRC companies to go public in the United States. Furthermore, due to the impact of COVID-19, some of our existing customers may experience financial distress or business disruptions, which could lead to potential delay or default on their payments. Any increased difficulty in collecting accounts receivable, or early termination of our existing consulting service agreements due to deterioration in economic conditions could further negatively impact our cash flows. Given these factors, our potential customers’ perception and confidence to go public in the United States has been negatively impacted and our operating revenue and cash flows may continue to underperform in the near terms. Although we had cash of $5.6 million as of July 31, 2021, given the above mentioned uncertainties, the management believes that the Company will continue as a going concern in the following 12 months from the date the Company’s 2021 consolidated financial statements are issued.

Currently, the Company intends to finance its future working capital requirements and capital expenditures from cash generated from operating activities and funds raised from equity financings. On November 5, 2020, the Company closed a registered direct offering of 4,347,826 of its ordinary shares (869,565 of its ordinary shares retrospectively restated for effect of reverse stock split on August 30, 2021) at a purchase price of $0.92   per share ($4.60 per share retrospectively restated for effect of reverse stock split on August 30, 2021), for a net proceed of $3.5 million after deducting issuance costs. The Company has also issued to the investors unregistered warrants to purchase up to an aggregate of 4,347,826 of its ordinary shares (869,565 of its ordinary shares retrospectively restated for effect of reverse stock split on August 30, 2021) at an exercise price of $2.74  per share (as adjusted in connection with the reverse stock split on August 30, 2021 and pursuant to the terms and conditions of the warrants), subject to adjustment, in a concurrent private placement.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.